Note 5 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Statement Line Items [Line Items]
Extinguishment of debt, amount 1	$ 181,424		$ 181,424
Write-off of trade payables	0	$ 0	50,200	$ 0
Payments for extinguishment of debt	125,000		125,000
Gain (loss) on forgiveness of debt	$ 56,424	$ 0	106,624	$ 0
Canada Emergency Business Account loan [member]
Statement Line Items [Line Items]
Proceeds from non-current borrowings					$ 40,000
Repayments of non-current borrowings			30,000
Extinguishment of debt, amount 1			$ 10,000